Goodwill and Other Intangible Assets, Net - Schedule of Intangible Assets, Net Consisted of the Following (Details) - CoinShares [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 20,594	$ 18,814
Accumulated Amortization	(8,697)	(7,701)
Other Intangible Assets, Net	$ 11,897	$ 11,113
Fee Generating Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	5 years 6 months	6 years 5 months 26 days
Gross Carrying Amount	$ 15,400	$ 15,393
Accumulated Amortization	(7,839)	(7,063)
Other Intangible Assets, Net	$ 7,561	$ 8,330
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	1 year 10 months 6 days	2 years 1 month 6 days
Gross Carrying Amount	$ 5,194	$ 3,421
Accumulated Amortization	(858)	(638)
Other Intangible Assets, Net	$ 4,336	$ 2,783